Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Schedule of Operations Under a Single Segment of Products and Technology

Below is data relating to business segments:

	Year ended December 31, 2025
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	30,223	1,439	-	31,662

Total revenues	30,223	1,439	-	31,662

Segment results (operating loss)	(58,625)	(11,660)	-	(70,285)

Finance expenses, net				(47,021)

Loss before taxes on income				(117,306)
	Year ended December 31, 2024
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	28,523	1,039	-	29,562

Total revenues	28,523	1,039	-	29,562

Segment results (operating loss)	(17,086)	(9,137)	-	(26,223)

Finance expenses, net				(10,366)

Loss before taxes on income				(36,589)

	Year ended December 31, 2023
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	41,589	1,068	-	42,657

Total revenues	41,589	1,068	-	42,657

Segment results (operating loss)	(30,690)	(33,153)	(13,882)	(77,725)

Finance expenses, net				(6,710)

Loss before taxes on income				(84,435)

Schedule of Revenues

Year ended December 31, 2025

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	28,141	234	2,855	432	31,662
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	27,808	699	1,055	-	29,562
	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	40,364	334	1,669	290	42,657

Schedule of Turnover with Main Customers

Main customers:

Year ended December 31, 2025
USD in thousands
Turnover with main customers (1):
Customer A	2,982
Customer B	2,189

5,171

(1)	Customers in the Professional Services segment.
% of total sales

Customer A	9.42%
Customer B	6.91%
16.33%
Year ended December 31, 2024
USD in thousands
Turnover with main customers (1):
Customer A	2,373
Customer B	2,104

4,477
% of total sales

Customer A	8.02%
Customer B	7.11%
15.13%
Year ended December 31, 2024
USD in thousands
Turnover with main customers (1):
Customer A	7,602
Customer B	4,726

12,328
% of total sales

Customer A	17.82%
Customer B	11.08%
28.9%